UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.8%)
17,000	AMC Networks, Inc.†	$1,045,330
6,100	BorgWarner, Inc.	397,659
52,200	Comcast Corp., Class A	2,802,096
38,600	Conn’s, Inc.† (a)	1,906,454
4,000	Cracker Barrel Old Country Store, Inc.	398,280
14,600	Discovery Communications, Inc., Class A†	1,084,488
20,400	Dollar Tree, Inc.†	1,110,984
22,100	Dorman Products, Inc.† (a)	1,089,972
28,300	Fox Factory Holding Corp.†	497,797
9,600	GNC Holdings, Inc., Class A	327,360
18,100	Harley-Davidson, Inc.	1,264,285
41,200	Home Depot, Inc.	3,335,552
4,800	Las Vegas Sands Corp.	365,856
173,000	LifeLock, Inc.†	2,415,080
51,400	LKQ Corp.†	1,371,866
46,300	Lululemon Athletica, Inc.† (a)	1,874,224
21,000	Lumber Liquidators Holdings, Inc.† (a)	1,594,950
5,200	Michael Kors Holdings Ltd.†	460,980
4,000	Mohawk Industries, Inc.†	553,360
45,600	Movado Group, Inc.	1,900,152
7,100	Multimedia Games Holding Co., Inc.†	210,444
38,100	Newell Rubbermaid, Inc.	1,180,719
7,100	Outerwall, Inc.† (a)	421,385
7,200	Panera Bread Co., Class A†	1,078,776
96,000	Pier 1 Imports, Inc.	1,479,360
10,800	Polaris Industries, Inc.	1,406,592
16,500	Ross Stores, Inc.	1,091,145
7,100	Royal Caribbean Cruises Ltd.	394,760
3,500	Scripps Networks Interactive, Inc., Class A	283,990
170,000	Sirius XM Holdings, Inc.†	588,200
31,800	Starbucks Corp.	2,460,684
44,500	Target Corp.	2,578,775
6,200	TJX Cos., Inc.	329,530
15,800	Toll Brothers, Inc.†	583,020

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
37,900	Urban Outfitters, Inc.†	$1,283,294
33,600	Walt Disney Co.	2,880,864
2,500	Whirlpool Corp.	348,050
5,500	Wyndham Worldwide Corp.	416,460

Total Common Stocks (Cost $42,501,868)		44,812,773
Collateral for Securities on Loan (13.3%)
6,272,810	State Street Navigator Prime Portfolio, 0.14%	6,272,810

Total Collateral for Securities on Loan (Cost $6,272,810)		6,272,810
Short-Term Investments (5.3%)
$2,519,895	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	2,519,895

Total Short-Term Investments (Cost $2,519,895)		2,519,895
Total Investments 113.4% (Cost $51,294,573)		53,605,478
Liabilities Less Other Assets (13.4)%		(6,350,792)

Net Assets 100.0%		$47,254,686

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

June 30, 2014 (unaudited)

Consumer Discretionary	94.8%

94.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

June 30, 2014 (unaudited)

Home Improvement Retail	10.5%
Cable & Satellite	9.3%
Apparel, Accessories & Luxury Goods	9.0%
Restaurants	8.3%
General Merchandise Stores	7.9%
Movies & Entertainment	6.1%
Apparel Retail	5.7%
Specialized Consumer Services	5.1%
Auto Parts & Equipment	4.2%
Computer & Electronics Retail	4.0%
Homefurnishing Retail	3.1%
Leisure Products	3.0%
Broadcasting	2.9%
Distributors	2.9%
Motorcycle Manufacturers	2.7%
Housewares & Specialties	2.5%
Hotels, Resorts & Cruise Lines	1.7%
Specialty Stores	1.6%
Casinos & Gaming	1.2%
Home Furnishings	1.2%
Homebuilding	1.2%
Household Appliances	0.7%

94.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.3%)
7,700	Andersons, Inc.	$397,166
6,700	Boston Beer Co., Inc., Class A†	1,497,584
13,100	Bunge, Ltd.	990,884
26,400	Church & Dwight Co., Inc.	1,846,680
112,600	Coca-Cola Co.	4,769,736
10,500	Coca-Cola Enterprises, Inc.	501,690
23,200	Colgate-Palmolive Co.	1,581,776
49,600	ConAgra Foods, Inc.	1,472,128
27,900	Costco Wholesale Corp.	3,212,964
18,800	CVS Caremark Corp.	1,416,956
16,900	Dr. Pepper Snapple Group, Inc.	990,002
19,200	Flowers Foods, Inc.	404,736
21,300	Ingredion, Inc.	1,598,352
17,400	J.M. Smucker Co.	1,854,318
2,800	Kimberly-Clark Corp.	311,416
19,100	Lorillard, Inc.	1,164,527
12,700	McCormick & Co., Inc.	909,193
4,900	Mead Johnson Nutrition Co.	456,533
16,600	PepsiCo, Inc.	1,483,044
31,500	Philip Morris International, Inc.	2,655,765
31,800	Procter & Gamble Co.	2,499,162
43,500	Reynolds American, Inc.	2,625,225
7,200	TreeHouse Foods, Inc.†	576,504
39,200	Tyson Foods, Inc., Class A	1,471,568
9,900	United Natural Foods, Inc.†	644,490
24,900	Wal-Mart Stores, Inc.	1,869,243

Total Common Stocks (Cost $34,916,448)		39,201,642
Short-Term Investments (0.6%)
$240,639	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	240,639

Total Short-Term Investments (Cost $240,639)		240,639

SCHEDULE OF INVESTMENTS

Total Investments 99.9% (Cost $35,157,087)	$39,442,281
Other Assets Less Liabilities 0.1%	39,932

Net Assets 100.0%	$39,482,213

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

June 30, 2014 (unaudited)

Consumer Staples	99.3%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

June 30, 2014 (unaudited)

Soft Drinks	19.7%
Packaged Foods & Meats	18.1%
Tobacco	16.4%
Household Products	15.8%
Hypermarkets & Super Centers	12.8%
Agricultural Products	6.5%
Brewers	3.8%
Drug Retail	3.6%
Food Distributors	2.6%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.1%)
271,300	Alliance Resource Partners L.P.	$12,656,145
93,600	Anadarko Petroleum Corp.	10,246,392
222,400	Atmos Energy Corp.	11,876,160
412,100	Bristow Group, Inc.	33,223,502
166,600	Cameron International Corp.†	11,280,486
123,800	Chevron Corp.	16,162,090
695,500	CMS Energy Corp.	21,664,825
495,200	ConocoPhillips	42,453,496
149,000	Continental Resources, Inc.† (a)	23,547,960
276,400	Dril-Quip, Inc.†	30,193,936
217,100	EOG Resources, Inc.	25,370,306
455,800	EQT Corp.	48,725,020
462,000	Exxon Mobil Corp.	46,514,160
392,200	FMC Technologies, Inc.†	23,951,654
145,000	Geospace Technologies Corp.† (a)	7,986,600
410,300	Halliburton Co.	29,135,403
413,300	HollyFrontier Corp.	18,057,077
208,600	Laclede Group, Inc.	10,127,530
315,700	Marathon Petroleum Corp.	24,646,699
196,500	National Oilwell Varco, Inc.	16,181,775
293,400	Noble Energy, Inc.	22,726,764
746,400	Oceaneering International, Inc.	58,316,232
270,950	Phillips 66	21,792,509
130,400	Range Resources Corp.	11,338,280
339,100	RigNet, Inc.†	18,250,362
453,400	Schlumberger, Ltd.	53,478,530
279,600	SM Energy Co.	23,514,360
686,500	Southwestern Energy Co.†	31,228,885
423,400	Tesoro Corp.	24,840,878
57,590	Ultrapar Participacoes S.A., ADR	1,359,124
183,600	Western Refining, Inc.	6,894,180
317,400	Whiting Petroleum Corp.†	25,471,350

Total Common Stocks (Cost $634,075,934)		763,212,670

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.5%)
19,584,832	State Street Navigator Prime Portfolio, 0.14%	$19,584,832

Total Collateral for Securities on Loan (Cost $19,584,832)		19,584,832
Short-Term Investments (3.3%)
$25,308,976	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	25,308,976

Total Short-Term Investments (Cost $25,308,976)		25,308,976
Total Investments 103.9% (Cost $678,969,742)		808,106,478
Liabilities Less Other Assets (3.9)%		(30,162,148)

Net Assets 100.0%		$777,944,330

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

June 30, 2014 (unaudited)

Energy	92.5%
Utilities	5.6%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

June 30, 2014 (unaudited)

Oil & Gas Equipment & Services	36.2%
Oil & Gas Exploration & Production	28.6%
Integrated Oil & Gas	13.5%
Oil & Gas Refining & Marketing	12.4%
Gas Utilities	2.8%
Multi-Utilities	2.8%
Coal & Consumable Fuels	1.6%
Oil & Gas Storage & Transportation	0.2%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (87.8%)
2,400	Affiliated Managers Group, Inc.†	$492,960
7,100	American Express Co.	673,577
7,200	American Financial Group, Inc.	428,832
11,600	American International Group, Inc.	633,128
4,900	Aon PLC	441,441
7,200	BB&T Corp.	283,896
17,700	Brown & Brown, Inc.	543,567
6,300	Credicorp, Ltd.	979,461
13,000	Discover Financial Services	805,740
11,800	Eaton Vance Corp.	445,922
16,300	Encore Capital Group, Inc.† (a)	740,346
3,800	First Cash Financial Services, Inc.†	218,842
14,100	FirstService Corp.	713,319
2,600	Franklin Resources, Inc.	150,384
7,900	GAMCO Investors, Inc.	656,095
21,500	Glacier Bancorp, Inc.	610,170
12,000	HCP, Inc., REIT	496,560
1,100	Intercontinental Exchange Group, Inc.	207,790
10,100	Invesco, Ltd.	381,275
5,700	Jones Lang LaSalle, Inc.	720,423
6,500	JPMorgan Chase & Co.	374,530
9,500	Main Street Capital Corp.(a)	312,835
2,500	MarketAxess Holdings, Inc.	135,150
7,000	Moody’s Corp.	613,620
4,300	Northern Trust Corp.	276,103
9,800	Omega Healthcare Investors, Inc., REIT	361,228
11,800	Portfolio Recovery Associates, Inc.†	702,454
21,700	SEI Investments Co.	711,109
5,300	Signature Bank†	668,754
2,800	State Street Corp.	188,328
3,300	T Rowe Price Group, Inc.	278,553
4,100	Travelers Cos., Inc.	385,687
7,700	Ventas, Inc., REIT	493,570
13,800	Waddell & Reed Financial, Inc., Class A	863,742

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
15,500	Wells Fargo & Co.	$814,680
6,600	World Acceptance Corp.† (a)	501,336
11,600	WR Berkley Corp.	537,196
16,500	XL Group PLC	540,045

Total Common Stocks (Cost $18,203,073)		19,382,648
Collateral for Securities on Loan (6.9%)
1,526,450	State Street Navigator Prime Portfolio, 0.14%	1,526,450

Total Collateral for Securities on Loan (Cost $1,526,450)		1,526,450
Short-Term Investments (15.7%)
$3,463,788	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	3,463,788

Total Short-Term Investments (Cost $3,463,788)		3,463,788
Total Investments 110.4% (Cost $23,193,311)		24,372,886
Liabilities Less Other Assets (10.4)%		(2,294,122)

Net Assets 100.0%		$22,078,764

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

June 30, 2014 (unaudited)

Financial	87.8%

87.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

June 30, 2014 (unaudited)

Asset Management & Custody Banks	21.6%
Consumer Finance	13.5%
Diversified Banks	8.1%
Specialized Finance	7.5%
Regional Banks	7.1%
Property & Casualty Insurance	6.5%
Real Estate Services	6.5%
Health Care REITs	6.0%
Multi-line Insurance	4.8%
Insurance Brokers	4.5%
Other Diversified Financial Services	1.7%

87.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (74.7%)
61,700	Abbott Laboratories	$2,523,530
84,000	AbbVie, Inc.	4,740,960
7,775	Actavis PLC†	1,734,214
14,400	Alexion Pharmaceuticals, Inc.†	2,250,000
37,000	AmerisourceBergen Corp.	2,688,420
21,300	Baxter International, Inc.	1,539,990
13,100	Biogen Idec, Inc.†	4,130,561
53,600	Boston Scientific Corp.†	684,472
49,000	Cardinal Health, Inc.	3,359,440
76,800	Celgene Corp.†	6,595,584
24,200	Cooper Cos., Inc.	3,279,826
46,000	Covance, Inc.†	3,936,680
11,000	CR Bard, Inc.	1,573,110
26,500	Cyberonics, Inc.†	1,655,190
27,000	Emergent Biosolutions, Inc.†	606,420
20,000	Express Scripts Holding Co.†	1,386,600
69,982	Gilead Sciences, Inc.†	5,802,207
14,400	Jazz Pharmaceuticals PLC†	2,116,944
78,700	Johnson & Johnson	8,233,594
31,600	McKesson Corp.	5,884,236
42,000	Medtronic, Inc.	2,677,920
14,100	Perrigo Co. PLC	2,055,216
6,600	Regeneron Pharmaceuticals, Inc.†	1,864,302
82,000	Thoratec Corp.†	2,858,520
12,300	Valeant Pharmaceuticals International, Inc.†	1,551,276
22,800	West Pharmaceutical Services, Inc.	961,704

Total Common Stocks (Cost $68,841,014)		76,690,916
Short-Term Investments (25.3%)
$25,981,361	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	25,981,361

Total Short-Term Investments (Cost $25,981,361)		25,981,361

SCHEDULE OF INVESTMENTS

Total Investments 100.0% (Cost $94,822,375)	$102,672,277
Other Assets Less Liabilities 0.0%	27,324

Net Assets 100.0%	$102,699,601

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

June 30, 2014 (unaudited)

Health Care	74.7%

74.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

June 30, 2014 (unaudited)

Biotechnology	20.7%
Pharmaceuticals	19.9%
Health Care Equipment	13.2%
Health Care Distributors	11.6%
Health Care Supplies	4.1%
Life Sciences Tools & Services	3.8%
Health Care Services	1.4%

74.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (93.6%)
15,000	Alaska Air Group, Inc.	$1,425,750
5,000	Boeing Co.	636,150
10,000	Caterpillar, Inc.	1,086,700
5,600	Corporate Executive Board Co.	382,032
11,100	Crane Co.	825,396
11,000	Danaher Corp.	866,030
14,000	Delta Air Lines, Inc.	542,080
10,000	Eaton Corp. PLC	771,800
15,000	Flowserve Corp.	1,115,250
15,000	Fluor Corp.	1,153,500
94,500	General Electric Co.	2,483,460
15,000	Genesee & Wyoming, Inc., Class A†	1,575,000
40,000	Healthcare Services Group, Inc.	1,177,600
5,000	Honeywell International, Inc.	464,750
12,500	Jacobs Engineering Group, Inc.†	666,000
5,500	JB Hunt Transport Services, Inc.	405,790
45,400	JetBlue Airways Corp.† (a)	492,590
5,000	Landstar System, Inc.	320,000
9,100	MasTec, Inc.†	280,462
4,500	Middleby Corp.†	372,240
11,300	MSC Industrial Direct Co., Inc., Class A	1,080,732
11,000	Norfolk Southern Corp.	1,133,330
5,000	Pall Corp.	426,950
5,000	Precision Castparts Corp.	1,262,000
6,200	Primoris Services Corp.	178,808
8,000	Raytheon Co.	738,000
7,000	Ryder System, Inc.	616,630
5,800	Snap-on, Inc.	687,416
35,000	Tyco International, Ltd.	1,596,000
26,000	Union Pacific Corp.	2,593,500
33,000	United Technologies Corp.	3,809,850
5,300	Wabtec Corp.	437,727
5,000	WESCO International, Inc.†	431,900

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,700	WW Grainger, Inc.	$1,195,069

Total Common Stocks (Cost $23,420,596)		33,230,492
Collateral for Securities on Loan (1.4%)
510,750	State Street Navigator Prime Portfolio, 0.14%	510,750

Total Collateral for Securities on Loan (Cost $510,750)		510,750
Short-Term Investments (6.4%)
$2,267,212	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	2,267,212

Total Short-Term Investments (Cost $2,267,212)		2,267,212
Total Investments 101.4% (Cost $26,198,558)		36,008,454
Liabilities Less Other Assets (1.4)%		(512,684)

Net Assets 100.0%		$35,495,770

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

June 30, 2014 (unaudited)

Industrials	93.6%

93.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

June 30, 2014 (unaudited)

Aerospace & Defense	19.5%
Railroads	14.9%
Industrial Machinery	9.6%
Industrial Conglomerates	9.4%
Trading Companies & Distributors	7.7%
Airlines	6.9%
Construction & Engineering	6.5%
Security & Alarm Services	4.5%
Construction & Farm Machinery & Heavy Trucks	4.3%
Trucking	3.7%
Diversified Support Services	3.3%
Electrical Components & Equipment	2.2%
Research & Consulting Services	1.1%

93.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.6%)
21,500	Accenture PLC, Class A	$1,738,060
4,200	Alliance Data Systems Corp.†	1,181,250
39,200	Apple, Inc.	3,642,856
12,100	Coherent, Inc.†	800,657
42,500	eBay, Inc.†	2,127,550
38,800	Facebook, Inc., Class A†	2,610,852
3,400	FEI Co.	308,482
4,725	Google, Inc., Class A†	2,762,566
4,725	Google, Inc., Class C†	2,718,198
26,400	Informatica Corp.†	941,160
12,100	Intuit, Inc.	974,413
13,000	j2 Global, Inc.	661,180
16,700	KLA-Tencor Corp.	1,213,088
23,800	Mastercard, Inc., Class A	1,748,586
18,000	MAXIMUS, Inc.	774,360
76,400	Mentor Graphics Corp.	1,647,948
54,900	Methode Electronics, Inc.	2,097,729
60,100	Micron Technology, Inc.†	1,980,295
29,500	Microsoft Corp.	1,230,150
11,900	MTS Systems Corp.	806,344
84,900	Oracle Corp.	3,440,997
21,600	OSI Systems, Inc.†	1,441,800
50,600	Perficient, Inc.†	985,182
5,300	Rogers Corp.†	351,655
13,300	SAP AG, ADR(a)	1,024,100
35,277	ScanSource, Inc.†	1,343,348
41,800	Semtech Corp.†	1,093,070
60,400	Skyworks Solutions, Inc.	2,836,384
9,400	Stratasys Ltd.† (a)	1,068,122
12,700	SYNNEX Corp.†	925,195
57,400	Teradyne, Inc.(a)	1,125,040
57,000	Total System Services, Inc.	1,790,370
20,045	Visa, Inc., Class A	4,223,681

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
21,300	VistaPrint NV†	$861,798

Total Common Stocks (Cost $41,302,370)		54,476,466
Collateral for Securities on Loan (3.5%)
2,015,331	State Street Navigator Prime Portfolio, 0.14%	2,015,331

Total Collateral for Securities on Loan (Cost $2,015,331)		2,015,331
Short-Term Investments (5.6%)
$3,227,915	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	3,227,915

Total Short-Term Investments (Cost $3,227,915)		3,227,915
Total Investments 103.7% (Cost $46,545,616)		59,719,712
Liabilities Less Other Assets (3.7)%		(2,129,464)

Net Assets 100.0%		$57,590,248

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

June 30, 2014 (unaudited)

Information Technology	94.6%

94.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

June 30, 2014 (unaudited)

Internet Software & Services	22.1%
Data Processing & Outsourced Services	15.5%
Semiconductors	10.2%
Technology Hardware, Storage & Peripherals	8.2%
Systems Software	8.1%
Application Software	8.0%
Electronic Equipment & Instruments	5.8%
IT Consulting & Other Services	4.4%
Semiconductor Equipment	4.1%
Technology Distributors	3.9%
Electronic Manufacturing Services	3.7%
Electronic Components	0.6%

94.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.9%)
10,000	Airgas, Inc.	$1,089,100
7,000	Ashland, Inc.	761,180
80,000	Avery Dennison Corp.	4,100,000
15,000	Bemis Co., Inc.	609,900
10,000	Cabot Corp.	579,900
20,000	Celanese Corp.	1,285,600
2,500	CF Industries Holdings, Inc.	601,325
40,000	Clearwater Paper Corp.†	2,468,800
90,000	Dow Chemical Co.	4,631,400
65,000	E.I. du Pont de Nemours & Co.	4,253,600
30,000	Eagle Materials, Inc.	2,828,400
25,000	Eastman Chemical Co.	2,183,750
40,000	Ecolab, Inc.	4,453,600
60,000	FMC Corp.	4,271,400
125,000	Freeport-McMoRan, Inc.	4,562,500
50,000	Goldcorp, Inc.	1,395,500
175,000	Graphic Packaging Holding Co.†	2,047,500
40,000	HB Fuller Co.	1,924,000
45,000	Innospec, Inc.	1,942,650
120,000	International Paper Co.	6,056,400
165,000	Landec Corp.†	2,060,850
25,000	LSB Industries, Inc.†	1,041,750
75,000	LyondellBasell Industries NV, Class A	7,323,750
60,000	Methanex Corp.	3,706,800
65,000	Monsanto Co.	8,108,100
40,000	Nucor Corp.	1,970,000
30,000	Packaging Corp. of America	2,144,700
10,000	Praxair, Inc.	1,328,400
25,000	Reliance Steel & Aluminum Co.	1,842,750
30,000	Rock-Tenn Co., Class A	3,167,700
20,000	Sherwin-Williams Co.	4,138,200
25,000	Southern Copper Corp.	759,250
50,000	Steel Dynamics, Inc.	897,500
10,000	Union Pacific Corp.	997,500

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	Valspar Corp.	$761,900
10,000	Westlake Chemical Corp.	837,600

Total Common Stocks (Cost $70,089,322)		93,133,255
Short-Term Investments (3.8%)
$3,719,418	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	3,719,418

Total Short-Term Investments (Cost $3,719,418)		3,719,418
Total Investments 99.7% (Cost $73,808,740)		96,852,673
Other Assets Less Liabilities 0.3%		250,149

Net Assets 100.0%		$97,102,822

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

June 30, 2014 (unaudited)

Materials	94.9%
Industrials	1.0%

95.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

June 30, 2014 (unaudited)

Specialty Chemicals	17.9%
Diversified Chemicals	17.0%
Commodity Chemicals	12.8%
Paper Packaging	12.4%
Fertilizers & Agricultural Chemicals	9.0%
Paper Products	8.7%
Diversified Metals & Mining	5.5%
Steel	4.8%
Construction Materials	2.9%
Industrial Gases	2.5%
Gold	1.4%
Railroads	1.0%

95.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.3%)
16,300	ALLETE, Inc.	$837,005
39,725	Aqua America, Inc.	1,041,589
34,000	Atmos Energy Corp.	1,815,600
49,000	Avista Corp.	1,642,481
15,500	Cleco Corp.	913,725
83,700	CMS Energy Corp.	2,607,255
17,400	DTE Energy Co.	1,354,938
34,800	Duke Energy Corp.	2,581,812
41,200	Hawaiian Electric Industries, Inc.(a)	1,043,184
32,000	Laclede Group, Inc.	1,553,600
14,300	NextEra Energy, Inc.	1,465,464
32,800	Northeast Utilities	1,550,456
45,000	OGE Energy Corp.	1,758,600
33,600	PG&E Corp.	1,613,472
43,400	Piedmont Natural Gas Co., Inc.	1,623,594
42,700	Portland General Electric Co.	1,480,409
49,900	SCANA Corp.	2,685,119
46,100	UIL Holdings Corp.	1,784,531
14,400	Verizon Communications, Inc.	704,592
67,300	Westar Energy, Inc.(a)	2,570,187
23,200	Wisconsin Energy Corp.	1,088,544
82,000	Xcel Energy, Inc.	2,642,860

Total Common Stocks (Cost $33,065,069)		36,359,017
Collateral for Securities on Loan (3.0%)
1,128,318	State Street Navigator Prime Portfolio, 0.14%	1,128,318

Total Collateral for Securities on Loan (Cost $1,128,318)		1,128,318
Short-Term Investments (1.9%)
$695,922	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	695,922

Total Short-Term Investments (Cost $695,922)		695,922

SCHEDULE OF INVESTMENTS

Total Investments 103.2% (Cost $34,889,309)	$38,183,257
Liabilities Less Other Assets (3.2)%	(1,166,170)

Net Assets 100.0%	$37,017,087

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

June 30, 2014 (unaudited)

Utilities	80.2%
Telecommunication	18.1%

98.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

June 30, 2014 (unaudited)

Electric Utilities	50.4%
Multi-Utilities	29.7%
Gas Utilities	13.5%
Water Utilities	2.8%
Integrated Telecommunication Services	1.9%

98.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (87.2%)
3,200	Aditya Birla Nuvo Ltd.*	$73,370
24,500	AMBEV S.A. **	174,754
1,100	Bank Zachodni WBK S.A.*	133,717
422,000	Beijing Capital International Airport Co., Ltd.*	288,484
13,200	Beijing Enterprises Holdings Ltd.*	124,779
15,300	Biocon Ltd.*	134,962
2,200	CCC S.A.*	82,246
32,000	CCR S.A. **	260,692
650,000	Chaoda Modern Agriculture Holdings, Ltd.† *** (a)	—
11,100	Cheil Worldwide, Inc.* †	250,239
50,000	China Merchants Holdings International Co. Ltd.*	155,803
100,800	China Minsheng Banking Corp., Ltd., Class H*	91,336
80,000	China Overseas Land & Investment Ltd.*	194,044
64,000	China Resources Power Holdings Co. Ltd.*	181,984
110,000	China State Construction International Holdings Ltd.*	193,205
50,000	China Taiping Insurance Holdings Co. Ltd.* †	89,414
1,945,000	Ciputra Development Tbk PT*	151,973
750	CJ O Shopping Co. Ltd.*	270,815
4,400	Coca-Cola Icecek AS*	108,661
220,000	Datang International Power Generation Co. Ltd.*	85,987
6,400	Dr. Reddy’s Laboratories Ltd.*	278,903
56,000	Galaxy Entertainment Group Ltd.*	446,135
15,200	HDFC Bank Ltd.*	207,706
16,000	Hengan International Group Co., Ltd.*	168,799
9,200	Hyundai Marine & Fire Insurance Co. Ltd.*	262,369
2,800	Infosys Ltd.*	151,027
38,000	ITC Ltd.*	206,034
10,700	JUMBO S.A.†**	175,232
3,000	Kangwon Land, Inc.*	88,090
2,400	Kolao Holdings*	54,421
20,784	Korean Reinsurance Co.*	214,618
580	LG Household & Health Care, Ltd.*	261,090
5,600	Lupin, Ltd.*	97,770
55,000	Malayan Banking Bhd*	168,415

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
20,000	Marico, Ltd.*	$81,488
240	NAVER Corp.*	197,751
4,900	Philippine Long Distance Telephone Co.*	333,426
16,000	Ping An Insurance Group Co.*	123,769
5,000	Richter Gedeon Nyrt*	95,902
286	Samsung Electronics Co., Ltd.*	373,501
63,000	SapuraKencana Petroleum Bhd †*	85,933
256,000	Sino Biopharmaceutical, Ltd.*	209,575
1,350	SK Telecom Co., Ltd.*	315,569
110,000	Taiwan Semiconductor Manufacturing Co. Ltd.*	465,470
6,300	Tech Mahindra Ltd.*	225,265
26,945	Tencent Holdings Ltd.*	410,956
77,000	UMW Holdings Bhd*	261,993
12,000	Wipro Ltd.*	108,850

Total Common Stocks (Cost $9,129,768)		9,116,522
Short-Term Investments (19.8%)
$2,072,455	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	2,072,455

Total Short-Term Investments (Cost $2,072,455)		2,072,455
Total Investments 107.0% (Cost $11,202,223)		11,188,977
Liabilities Less Other Assets (7.0)%		(731,135)

Net Assets 100.0%		$10,457,842

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of June 30, 2014 was 81.3% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	This security is considered to be illiquid. The value of this security at June 30, 2014 was $0, which represents 0.0% of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

ICON Emerging Markets Fund

Country Composition

June 30, 2014 (unaudited)

South Korea	21.8%
Hong Kong	15.3%
India	15.0%
China	11.2%
Malaysia	4.9%
Taiwan	4.4%
Brazil	4.2%
Philippines	3.2%
Poland	2.1%
Greece	1.7%
Indonesia	1.5%
Turkey	1.0%
Hungary	0.9%

87.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Sector Composition

June 30, 2014 (unaudited)

Information Technology	18.4%
Financial	15.8%
Consumer Discretionary	15.6%
Industrials	10.5%
Consumer Staples	9.6%
Utilities	8.7%
Health Care	7.8%
Energy	0.8%

87.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Industry Composition

June 30, 2014 (unaudited)

Semiconductors	8.0%
Pharmaceuticals	6.5%
Wireless Telecommunication Services	6.2%
Diversified Banks	5.8%
Internet Software & Services	5.8%
Casinos & Gaming	5.1%
IT Consulting & Other Services	4.6%
Real Estate Development	3.4%
Airport Services	2.8%
Catalog Retail	2.6%
Automobile Manufacturers	2.5%
Highways & Railtracks	2.5%
Household Products	2.5%
Independent Power Producers & Energy Traders	2.5%
Property & Casualty Insurance	2.5%
Advertising	2.4%
Personal Products	2.4%
Life & Health Insurance	2.1%
Reinsurance	2.0%
Tobacco	2.0%
Industrial Conglomerates	1.9%
Construction & Engineering	1.8%
Brewers	1.7%
Specialty Stores	1.7%
Marine Ports & Services	1.5%
Biotechnology	1.3%
Soft Drinks	1.0%
Other Industries (each less than 1%)	2.1%

87.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (80.2%)
2,250	Airbus Group NV*	$150,858
3,800	Ashtead Group PLC*	56,848
650	ASML Holding NV*	60,620
1,300	ASOS PLC† * (a)	65,837
650	AtoS*	54,139
1,997	Aveva Group PLC*	69,568
400	Beiersdorf AG*	38,658
230	Bertrandt AG*	36,550
48,000	Booker Group PLC*	106,539
60	Burckhardt Compression Holding AG*	32,307
3,338	Carl Zeiss Meditec AG*	102,288
300	Cie Financiere Richemont S.A.*	31,437
9,500	Cineworld Group PLC*	53,132
400	Continental AG*	92,484
484	Dassault Systemes S.A.*	62,233
6,350	Deutsche Lufthansa AG*	136,316
400	DMG Mori Seiki AG*	13,902
11,700	Dragon Oil PLC*	122,676
11,976	DS Smith PLC*	56,713
5,350	Essentra PLC*	69,858
500	Essilor International S.A.*	52,988
200	Feintool International Holding AG*	21,686
600	Fresenius SE & Co. KGaA*	89,481
110	Galenica AG*	107,351
2,800	Galliford Try PLC*	54,673
1,550	Gerresheimer AG*	106,798
2,800	Getinge AB, Class B*	73,319
579	Grammer AG*	32,415
2,200	Hexagon AB, Class B*	70,882
1,100	Ingenico*	95,669
17,900	ITV PLC*	54,549
6,630	Jenoptik AG*	107,893
3,300	Keller Group PLC*	51,971
3,300	Koninklijke Philips NV*	104,736

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
400	Krones AG* (a)	$39,627
250	L’Oreal S.A.*	43,045
850	Leoni AG*	67,542
300	Pfeiffer Vacuum Technology AG*	33,049
1,300	Plastic Omnium S.A.*	40,776
1,800	ProSiebenSat.1 Media AG* (a)	80,116
180	Rational AG*	58,094
500	Rockwool International AS, Class B*	92,241
2,250	Rubis SCA*	143,517
700	Sanofi*	74,403
700	Schneider Electric SE*	66,005
450	SHW AG*	25,363
1,150	Siemens AG*	151,839
900	SKF AB, Class B*	22,948
1,600	Stada Arzneimittel AG*	76,001
1,600	Strabag SE** (a)	50,336
3,700	Svenska Cellulosa AB SCA, Class B*	96,362
80	Swatch Group AG*	48,237
800	Tecan Group AG*	91,463
1,024	Ted Baker PLC*	31,718
8,300	Telenor ASA*	188,978
1,040	Teleperformance*	63,712
1,850	Travis Perkins PLC*	51,810
1,200	Trelleborg AB, Class B*	25,521
1,200	Wirecard AG*	51,753
2,200	Zodiac Aerospace*	74,486

Total Common Stocks (Cost $4,143,564)		4,226,316
Preferred Stocks (1.1%)
300	Henkel AG & Co. KGaA*	34,660
240	Porsche Automobil Holding SE*	24,953

Total Preferred Stocks (Cost $44,927)		59,613
Collateral for Securities on Loan (4.3%)
225,916	State Street Navigator Prime Portfolio, 0.14%	225,916

Total Collateral for Securities on Loan (Cost $225,916)		225,916

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (17.0%)
$893,197	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	$893,197

Total Short-Term Investments (Cost $893,197)		893,197
Total Investments 102.6% (Cost $5,307,604)		5,405,042
Liabilities Less Other Assets (2.6)%		(137,848)

Net Assets 100.0%		$5,267,194

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of June 30, 2014 was 80.4% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

June 30, 2014 (unaudited)

Germany	26.6%
France	17.5%
United Kingdom	13.7%
Switzerland	6.2%
Sweden	5.4%
Norway	3.6%
Netherlands	3.2%
United Arab Emirates	2.3%
Denmark	1.8%
Austria	1.0%

81.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

June 30, 2014 (unaudited)

Industrials	26.6%
Health Care	14.5%
Consumer Discretionary	12.4%
Information Technology	10.9%
Utilities	6.3%
Consumer Staples	5.9%
Materials	2.4%
Energy	2.3%

81.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

June 30, 2014 (unaudited)

Electronic Equipment & Instruments	5.2%
Auto Parts & Equipment	5.0%
Industrial Conglomerates	4.9%
Pharmaceuticals	4.8%
Industrial Machinery	4.7%
Aerospace & Defense	4.3%
Life Sciences Tools & Services	3.7%
Integrated Telecommunication Services	3.6%
Health Care Equipment	3.3%
Construction & Engineering	3.0%
Gas Utilities	2.7%
Airlines	2.6%
Application Software	2.5%
Broadcasting	2.5%
Household Products	2.4%
Oil & Gas Exploration & Production	2.3%
Apparel, Accessories & Luxury Goods	2.1%
Trading Companies & Distributors	2.1%
Food Distributors	2.0%
Research & Consulting Services	1.9%
Building Products	1.8%
Health Care Services	1.7%
Personal Products	1.5%
Commodity Chemicals	1.3%
Electrical Components & Equipment	1.3%
Internet Retail	1.3%
Semiconductor Equipment	1.2%
Paper Packaging	1.1%
Data Processing & Outsourced Services	1.0%
Health Care Supplies	1.0%
IT Consulting & Other Services	1.0%
Movies & Entertainment	1.0%
Automobile Manufacturers	0.5%

81.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (89.1%)
198,000	Adelaide Brighton, Ltd.*	$644,748
10,250	Airbus Group NV*	687,242
21,500	Ansell, Ltd.*	401,943
6,700	Arcadis NV*	230,892
46,400	Ashtead Group PLC*	694,140
5,850	ASML Holding NV*	545,579
4,600	ASOS PLC* † (a)	232,962
7,829	AtoS*	652,083
11,395	Aveva Group PLC*	396,956
41,000	Babcock International Group PLC*	814,953
2,500	Bayer AG*	352,683
5,700	Beiersdorf AG*	550,876
82,000	Beijing Enterprises Holdings Ltd.*	775,144
4,210	Bertrandt AG*	669,026
405,000	Booker Group PLC*	898,923
1,080	Burckhardt Compression Holding AG*	581,525
4,000	CANCOM SE* (a)	204,484
8,600	Cap Gemini S.A.* (a)	613,728
18,580	Carl Zeiss Meditec AG* (a)	569,353
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.† *** (b)	—
830,000	China Communications Construction Co. Ltd.*	558,419
1,220,000	China Communications Services Corp. Ltd.*	590,702
470,000	China Everbright International Ltd.*	670,080
4,500	Cie Financiere Richemont S.A.*	471,551
132,000	Cineworld Group PLC*	738,251
75,000	Cipla Ltd.* †	547,409
27,000	CJ Hellovision Co. Ltd.*	393,700
2,600	Constellation Software, Inc.**	662,664
2,800	Continental AG*	647,390
12,000	COOKPAD, Inc.* (a)	292,362
13,500	CSL, Ltd.*	847,435
620,000	CSPC Pharmaceutical Group Ltd.*	494,894
7,300	CyberAgent, Inc.*	295,510
3,200	Daetwyler Holding AG*	485,813

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,373	Dassault Systemes S.A.*	$562,285
37,150	Deutsche Lufthansa AG*	797,501
10,700	DMG Mori Seiki AG*	371,891
8,500	Dollarama, Inc.**	699,803
19,200	Dr. Reddy’s Laboratories Ltd.*	836,708
75,000	Dragon Oil PLC*	786,382
73,010	DS Smith PLC*	345,745
44,000	Duksan Hi-Metal Co. Ltd.* †	749,847
63,700	Elekta AB, Class B* (a)	809,047
49,650	Essentra PLC*	648,305
11,500	Essilor International S.A.*	1,218,723
57,000	Etablissements Maurel et Prom* †	977,092
17,300	Evonik Industries AG*	687,849
1,195,000	Ezion Holdings, Ltd.*	1,995,432
2,779	Feintool International Holding AG*	301,333
7,700	Fresenius SE & Co. KGaA*	1,148,344
79,000	Galaxy Entertainment Group Ltd.*	629,369
110	Galenica AG*	107,351
30,200	Galliford Try PLC*	589,688
9,050	Gerresheimer AG*	623,561
17,100	Getinge AB, Class B*	447,770
155,000	GPT Group REIT*	561,343
7,889	Grammer AG*	441,657
82,000	Gran Tierra Energy, Inc.† **	666,267
48,000	Hengan International Group Co., Ltd.*	506,397
12,500	Hexagon AB, Class B*	402,736
371,000	Hilong Holding Ltd.*	184,322
50,000	Horizon North Logistics, Inc.** (a)	358,934
101,000	Howden Joinery Group plc*	535,207
40,000	Hutchison Whampoa, Ltd.*	546,546
10,000	Infosys Ltd.*	539,383
8,158	Ingenico* (a)	709,516
33,000	Innox Corp.* †	531,315
67,000	Insurance Australia Group, Ltd.*	369,033
196,000	ITV PLC*	597,300
43,595	Jenoptik AG*	709,444
25,000	Kakaku.com, Inc.*	438,399
26,000	Keller Group PLC*	409,470
10,504	Kolao Holdings*	238,182
38,300	Koninklijke Philips NV*	1,215,577

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
48,000	Korean Reinsurance Co.*	$495,653
6,200	Krones AG* (a)	614,218
18,200	KT Skylife Co. Ltd.*	464,030
5,750	L’Oreal S.A.*	990,030
7,150	Leoni AG*	568,146
1,240	LG Household & Health Care, Ltd.*	558,192
26,901	LIG Insurance Co., Ltd.*	739,036
225,000	Luk Fook Holdings International Ltd.*	659,794
18,000	Lundin Petroleum AB* †	363,831
18,000	Lupin, Ltd.*	314,261
117,000	Mazda Motor Corp.*	549,071
66,000	MGM China Holdings Ltd.*	229,322
38,000	Modec, Inc.* (a)	908,888
500	NAVER Corp.*	411,982
25,000	NHK Spring Co., Ltd.*	234,615
5,200	Norma Group SE*	286,889
5,600	Nutreco NV*	247,337
10,000	Open Text Corp.**	479,828
14,700	Perpetual Ltd.*	656,385
10,000	Persimmon PLC* †	217,797
18,500	Petrofac, Ltd.*	380,541
65,000	Petroleum Geo-Services ASA*	688,229
5,900	Pfeiffer Vacuum Technology AG*	649,956
50,000	Pirelli & C. S.p.A.*	801,491
18,428	Plastic Omnium S.A.*	578,011
108,000	Platinum Asset Management Ltd.*	641,405
89,000	Prada S.p.A.*	632,464
116,000	Primary Health Care, Ltd.* (a)	496,072
9,950	ProSiebenSat.1 Media AG* (a)	442,865
280,000	PTT Global Chemical PCL*	582,472
18,600	Quebecor, Inc., Class B** (a)	450,075
2,370	Rational AG*	764,899
10,500	REA Group Ltd.* (a)	423,046
10,000	Rightmove PLC*	366,563
4,800	Rockwool International AS, Class B*	885,517
17,250	Rubis SCA*	1,100,297
450,000	S.A. SA International Holdings, Ltd.*	310,671
930	Samsung Electronics Co., Ltd.*	1,214,532
82,800	Sands China Ltd.*	627,083
8,930	Sanofi*	949,165

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
55,000	Santos Ltd.*	$739,893
735,000	SapuraKencana Petroleum Bhd* †	1,002,558
4,750	Schneider Electric SE*	447,894
6,550	SHW AG*	369,171
11,450	Siemens AG*	1,511,791
16,900	SKF AB, Class B*	430,910
10,000	Softbank Corp.*	745,229
9,400	Stada Arzneimittel AG*	446,508
4,843	Stallergenes S.A.**	373,288
15,000	Strabag SE** (a)	471,895
28,900	Svenska Cellulosa AB SCA, Class B*	752,668
1,230	Swatch Group AG*	741,650
6,300	Tecan Group AG* (a)	720,270
8,000	Tech Mahindra Ltd.*	286,051
9,759	Ted Baker PLC*	302,281
84,300	Telenor ASA*	1,919,380
13,700	Teleperformance*	839,287
87,000	Telstra Corp., Ltd.*	427,410
39,955	Tencent Holdings Ltd.*	609,380
9,500	Toyota Motor Corp.*	568,790
23,350	Travis Perkins PLC*	653,925
35,200	Trelleborg AB, Class B*	748,603
10,000	TV Asahi Holdings Corp.*	182,934
116,000	UDG Healthcare PLC**	679,939
2,186	United Internet AG*	96,036
6,000	Valeant Pharmaceuticals International, Inc.† **	758,765
17,000	WestJet Airlines Ltd.**	417,412
18,900	Wirecard AG*	815,116
3,300	XING AG*	407,938
76,000	Yahoo! Japan Corp.*	350,965
16,800	Zodiac Aerospace*	568,804

Total Common Stocks (Cost $85,085,779)		85,869,874
Preferred Stocks (2.4%)
90,000	Banco do Estado do Rio Grande do Sul S.A.**	437,882
5,400	Biotest AG* (a)	699,457
5,000	Draegerwerk AG & Co. KGaA*	537,403
4,100	Henkel AG & Co. KGaA*	473,683

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,100	Porsche Automobil Holding SE*	$218,342

Total Preferred Stocks (Cost $2,307,227)		2,366,767
Collateral for Securities on Loan (6.1%)
5,863,145	State Street Navigator Prime Portfolio, 0.14%	5,863,145

Total Collateral for Securities on Loan (Cost $5,863,145)		5,863,145
Short-Term Investments (8.7%)
$8,356,917	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	8,356,917

Total Short-Term Investments (Cost $8,356,917)		8,356,917
Total Investments 106.3% (Cost $101,613,068)		102,456,703
Liabilities Less Other Assets (6.3)%		(6,091,112)

Net Assets 100.0%		$96,365,591

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of June 30, 2014 was 84.9% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	All or a portion of the security was on loan as of June 30, 2014.
(b)	This security is considered to be illiquid. The value of this security at June 30, 2014 was $0, which represents 0.0% of the Fund’s Net Assets.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

June 30, 2014 (unaudited)

Germany	17.4%
France	11.7%
United Kingdom	9.1%
Australia	6.5%
South Korea	6.0%
Japan	4.7%
Hong Kong	4.2%
Sweden	4.1%
Canada	3.9%
Switzerland	3.5%
India	2.7%
Norway	2.7%
China	2.5%
Netherlands	2.4%
Singapore	2.1%
Italy	1.5%
Malaysia	1.0%
Denmark	0.9%
Macau	0.8%
United Arab Emirates	0.8%
United States	0.8%
Ireland	0.7%
Thailand	0.6%
Austria	0.5%
Brazil	0.4%

91.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

June 30, 2014 (unaudited)

Industrials	20.8%
Consumer Discretionary	16.7%
Health Care	15.0%
Information Technology	12.7%
Energy	9.0%
Consumer Staples	5.2%
Utilities	4.9%
Financial	4.1%
Materials	3.1%

91.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

June 30, 2014 (unaudited)

Pharmaceuticals	5.5%
Oil & Gas Equipment & Services	5.3%
Industrial Machinery	4.9%
Industrial Conglomerates	4.8%
Oil & Gas Exploration & Production	3.7%
Auto Parts & Equipment	3.0%
Integrated Telecommunication Services	3.0%
Health Care Equipment	2.5%
IT Consulting & Other Services	2.4%
Apparel, Accessories & Luxury Goods	2.3%
Construction & Engineering	2.3%
Internet Software & Services	2.3%
Application Software	2.2%
Personal Products	2.1%
Semiconductors	2.1%
Electronic Equipment & Instruments	1.8%
Health Care Services	1.7%
Health Care Supplies	1.7%
Biotechnology	1.6%
Research & Consulting Services	1.6%
Asset Management & Custody Banks	1.4%
Automobile Manufacturers	1.4%
Cable & Satellite	1.4%
Casinos & Gaming	1.4%
Trading Companies & Distributors	1.4%
Aerospace & Defense	1.3%
Broadcasting	1.3%
Commodity Chemicals	1.3%
Life Sciences Tools & Services	1.3%
Airlines	1.2%
Diversified Support Services	1.2%
Property & Casualty Insurance	1.2%
Gas Utilities	1.1%
Household Products	1.1%
Semiconductor Equipment	1.1%
Advertising	1.0%
Specialty Stores	1.0%
Other Industries (each less than 1%)	13.6%

91.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (53.0%)
$2,000,000	AIG Life Holdings, Inc.	6.63%	02/15/29	$2,486,734
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,718,215
3,450,000	Clearwire Communications LLC / Clearwire Finance, Inc.(a)	14.75%	12/01/16	4,502,250
1,000,000	Comcast Cable Holdings LLC	10.13%	04/15/22	1,396,603
2,500,000	Cullen/Frost Capital Trust II(b)	1.78%	03/01/34	2,180,663
1,300,000	Everest Reinsurance Holdings, Inc.(b)	6.60%	05/01/67	1,366,625
1,750,000	Five Corners Funding Trust(a)	4.42%	11/15/23	1,845,081
2,000,000	Freescale Semiconductor, Inc.	10.75%	08/01/20	2,260,000
1,000,000	Fulton Capital Trust I Ltd.	6.29%	02/01/36	975,000
780,000	GE Capital Franchise Finance Corp., MTN	7.10%	11/30/26	1,001,462
1,000,000	General Electric Capital Corp., Series B(b)	6.25%	12/29/49	1,112,500
2,500,000	General Electric Capital Corp. / LJ VP Holdings LLC(a)	3.80%	06/18/19	2,655,577
500,000	Gibson Brands Escrow Corp.(a)	8.88%	08/01/18	514,375
1,000,000	Gibson Brands, Inc.(a)	8.88%	08/01/18	1,028,750
1,500,000	Goodman Networks, Inc.(c)	12.13%	07/01/18	1,646,250
1,300,000	GRD Holdings III Corp.(a)	10.75%	06/01/19	1,456,000
1,442,801	Kiowa Power Partners LLC(a)	5.74%	03/30/21	1,566,191
3,500,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	3,753,750
1,000,000	Liberty Mutual Group, Inc.(a) (b)	7.00%	03/07/67	1,060,000
2,189,000	MBIA, Inc.(d)	6.63%	10/01/28	2,232,780
2,750,000	Pepco Holdings, Inc.	7.45%	08/15/32	3,571,909
1,500,000	Prudential Financial, Inc.(b)	8.88%	06/15/68	1,839,450
300,000	Prudential Holdings LLC, Series FSA(a)	7.25%	12/18/23	370,351
1,250,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	1,306,250
1,000,000	Regions Financial Corp.	7.75%	09/15/24	1,191,342
1,500,000	SESI LLC	7.13%	12/15/21	1,691,250
1,000,000	United Refining Co.	10.50%	02/28/18	1,092,500

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$1,500,000	UnitedHealth Group, Inc.	3.88%	10/15/20	$1,611,140

Total Corporate Bonds (Cost $50,791,291)				51,432,998
U.S. Treasury Obligations (16.0%)
4,000,000	U.S. Treasury Note	1.88%	08/31/17	4,113,436
3,500,000	U.S. Treasury Note	1.13%	12/31/19	3,381,602
2,500,000	U.S. Treasury Note	0.38%	02/15/16	2,502,930
2,000,000	U.S. Treasury Note	0.25%	02/28/15	2,002,110
2,000,000	U.S. Treasury Note	0.13%	12/31/14	2,000,390
1,500,000	U.S. Treasury Note	2.75%	11/15/23	1,537,383

Total U.S. Treasury Obligations (Cost $15,434,162)				15,537,851
Foreign Corporate Bonds (6.5%)
2,000,000	Drill Rigs Holdings, Inc.(a)	6.50%	10/01/17	2,045,000
3,000,000	Shelf Drilling Holdings Ltd.(a) (d)	8.63%	11/01/18	3,210,000
1,000,000	Teekay Offshore Partners L.P./Teekay Offshore Finance Corp.	6.00%	07/30/19	1,005,000

Total Foreign Corporate Bonds (Cost $6,359,586)				6,260,000

Shares or Principal Amount		Value
Closed-End Mutual Funds (9.1%)
330,911	American Strategic Income Portfolio, Inc. II(d)	2,905,399
363,156	American Strategic Income Portfolio, Inc. III(d)	2,658,302
102,206	BlackRock Enhanced Government Fund, Inc.	1,460,524
97,037	Delaware Investments Dividend & Income Fund, Inc.(d)	1,018,888
13,333	Nuveen California Dividend Advantage Municipal Fund	186,131
12,988	Tortoise Energy Infrastructure Corp.(d)	642,238

Total Closed-End Mutual Funds (Cost $8,390,870)		8,871,482
Preferred Stocks (7.1%)
79,713	American Homes 4 Rent REIT, Series B(e)	1,961,737
45,701	CommonWealth REIT, Series E(d)	1,178,171
20,954	Digital Realty Trust, Inc., Series E(d)	533,489
117,099	Gramercy Property Trust, Inc. REIT, Series A(d)	2,945,040
12,000	Protective Life Corp.	310,200

Total Preferred Stocks (Cost $6,910,628)		6,928,637

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (3.8%)
3,682,734	State Street Navigator Prime Portfolio, 0.14%	$3,682,734

Total Collateral for Securities on Loan (Cost $3,682,734)		3,682,734
Short-Term Investments (6.8%)
$6,607,563	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	6,607,563

Total Short-Term Investments (Cost $6,607,563)		6,607,563
Total Investments 102.3% (Cost $98,176,834)		99,321,265
Liabilities Less Other Assets (2.3)%		(2,256,934)

Net Assets 100.0%		$97,064,331

The accompanying notes are an integral part of the schedule of investments.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2014.
(d)	All or a portion of the security was on loan as of June 30, 2014.
(e)	Preferred Stock - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2014.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

June 30, 2014 (unaudited)

Aaa	16.0%
A1	3.7%
A2	0.4%
A3	5.4%
Baa1	9.5%
Baa2	3.3%
Baa3	15.9%
Ba1	2.3%
Ba2	2.9%
Ba3	1.4%
BB	1.1%
B1	3.3%
B2	4.7%
B3	3.3%
Caa1	2.3%

75.5%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.0%)
11,600	Alaska Air Group, Inc.	$1,102,580
12,100	Aon PLC	1,090,089
3,600	Biogen Idec, Inc.†	1,135,116
15,000	Celgene Corp.†	1,288,200
23,100	CSX Corp.	711,711
9,100	Discovery Communications, Inc., Class A†	675,948
16,600	Dril-Quip, Inc.†	1,813,384
11,500	Eaton Corp. PLC	887,570
43,600	Emergent Biosolutions, Inc.†	979,256
20,400	Encore Capital Group, Inc.† (a)	926,568
14,100	FMC Corp.	1,003,779
28,600	FMC Technologies, Inc.†	1,746,602
21,200	Home Depot, Inc.	1,716,352
7,600	Jazz Pharmaceuticals PLC†	1,117,276
16,100	Lumber Liquidators Holdings, Inc.† (a)	1,222,795
30,700	Methode Electronics, Inc.	1,173,047
8,800	Mohawk Industries, Inc.†	1,217,392
22,400	Oceaneering International, Inc.	1,750,112
13,200	Packaging Corp. of America	943,668
9,100	Perrigo Co. PLC	1,326,416
6,500	Polaris Industries, Inc.	846,560
7,500	RigNet, Inc.†	403,650
15,600	Rogers Corp.†	1,035,060
5,900	Signature Bank†	744,462
12,300	State Street Corp.	827,298
39,000	Steel Dynamics, Inc.	700,050
22,200	Thor Industries, Inc.	1,262,514
8,300	Time Warner Cable, Inc.	1,222,590
15,900	Tractor Supply Co.	960,360
13,600	Union Pacific Corp.	1,356,600
6,600	Viacom, Inc., Class B	572,418
29,200	VistaPrint NV† (a)	1,181,432
18,900	Waddell & Reed Financial, Inc., Class A	1,182,951

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
9,800	Wyndham Worldwide Corp.	$742,056

Total Common Stocks (Cost $30,915,657)		36,865,862
Collateral for Securities on Loan (5.3%)
1,948,471	State Street Navigator Prime Portfolio, 0.14%	1,948,471

Total Collateral for Securities on Loan (Cost $1,948,471)		1,948,471
Short-Term Investments (0.1%)
$36,628	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	36,628

Total Short-Term Investments (Cost $36,628)		36,628
Total Investments 105.4% (Cost $32,900,756)		38,850,961
Liabilities Less Other Assets (5.4)%		(1,987,035)

Net Assets 100.0%		$36,863,926

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

June 30, 2014 (unaudited)

Consumer Discretionary	28.3%
Health Care	15.9%
Energy	15.5%
Financial	12.9%
Industrials	11.0%
Information Technology	9.2%
Materials	7.2%

100.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

June 30, 2014 (unaudited)

Oil & Gas Equipment & Services	15.5%
Biotechnology	9.3%
Home Improvement Retail	8.0%
Pharmaceuticals	6.6%
Railroads	5.6%
Asset Management & Custody Banks	5.4%
Automobile Manufacturers	3.4%
Cable & Satellite	3.3%
Home Furnishings	3.3%
Electronic Manufacturing Services	3.2%
Internet Software & Services	3.2%
Airlines	3.0%
Insurance Brokers	3.0%
Electronic Components	2.8%
Diversified Chemicals	2.7%
Paper Packaging	2.6%
Specialty Stores	2.6%
Consumer Finance	2.5%
Electrical Components & Equipment	2.4%
Leisure Products	2.3%
Hotels, Resorts & Cruise Lines	2.0%
Regional Banks	2.0%
Steel	1.9%
Broadcasting	1.8%
Movies & Entertainment	1.6%

100.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (81.2%)
6,900	AbbVie, Inc.	$389,436
6,300	Apple, Inc.	585,459
9,200	Arthur J Gallagher & Co.	428,720
9,200	Avery Dennison Corp.	471,500
8,800	BCE, Inc.	399,168
6,200	Camden Property Trust, REIT	441,130
7,300	Cedar Fair L.P.	386,170
18,200	CMS Energy Corp.	566,930
8,900	Coca-Cola Co.	377,004
15,400	ConAgra Foods, Inc.	457,072
6,200	ConocoPhillips	531,526
14,300	Corrections Corp. of America, REIT	469,755
4,500	Cracker Barrel Old Country Store, Inc.	448,065
8,600	Dow Chemical Co.	442,556
10,200	Dr. Pepper Snapple Group, Inc.	597,516
10,700	GameStop Corp., Class A(a)	433,029
9,200	HollyFrontier Corp.	401,948
5,300	Home Depot, Inc.	429,088
6,300	Ingredion, Inc.	472,752
11,100	Invesco, Ltd.	419,025
6,300	j2 Global, Inc.(a)	320,418
15,100	Knoll, Inc.	261,683
9,800	Laclede Group, Inc.	475,790
6,500	Las Vegas Sands Corp.	495,430
4,600	LyondellBasell Industries, Class A	449,190
5,500	Macy’s, Inc.	319,110
15,400	Main Street Capital Corp.(a)	507,122
42,000	MFA Financial, Inc., REIT	344,820
5,200	Nordstrom, Inc.	353,236
2,800	Norfolk Southern Corp.	288,484
10,000	Omega Healthcare Investors, Inc., REIT	368,600
6,000	Packaging Corp. of America	428,940
2,700	Public Storage, REIT	462,645
3,800	Raytheon Co.	350,550

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
11,600	Reynolds American, Inc.	$700,060
8,700	SCANA Corp.	468,147
3,300	Sturm Ruger & Co., Inc.(a)	194,733
4,700	Travelers Cos., Inc.	442,129
5,400	Tupperware Brands Corp.	451,980
12,800	UIL Holdings Corp.	495,488
2,200	United Technologies Corp.	253,990
8,200	Ventas, Inc., REIT	525,620
11,300	Verizon Communications, Inc.	552,909
12,600	Westar Energy, Inc.	481,194
6,300	Western Refining, Inc.	236,565
3,300	Whirlpool Corp.	459,426
14,800	Xcel Energy, Inc.	477,004

Total Common Stocks (Cost $18,985,323)		20,313,112
Preferred Stocks (6.0%)
14,100	Discover Financial Services, Series B(a)	353,910
24,700	Gramercy Property Trust, Inc. REIT, Series A	621,205
21,000	Stanley Black & Decker, Inc.(a)	511,770

Total Preferred Stocks (Cost $1,519,908)		1,486,885
Convertible Preferred Stocks (3.7%)
3,100	Bunge, Ltd.	322,245
500	Wells Fargo & Co., Series L	607,000

Total Convertible Preferred Stocks (Cost $914,747)		929,245

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (2.7%)
$150,000	B/E Aerospace, Inc.	6.88%	10/01/20	162,938
500,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	522,500

Total Corporate Bonds (Cost $691,285)				685,438
Foreign Corporate Bonds (2.1%)
500,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	535,000

Total Foreign Corporate Bonds (Cost $534,828)				535,000

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (8.0%)
2,010,250	State Street Navigator Prime Portfolio, 0.14%	$2,010,250

Total Collateral for Securities on Loan (Cost $2,010,250)		2,010,250
Short-Term Investments (6.9%)
$1,724,346	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	1,724,346

Total Short-Term Investments (Cost $1,724,346)		1,724,346
Total Investments 110.6% (Cost $26,380,687)		27,684,276
Liabilities Less Other Assets (10.6)%		(2,655,770)

Net Assets 100.0%		$25,028,506

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2014.
(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

June 30, 2014 (unaudited)

Financial	24.0%
Consumer Discretionary	15.8%
Utilities	15.7%
Consumer Staples	11.7%
Materials	7.2%
Industrials	6.7%
Energy	4.6%
Information Technology	3.6%
Health Care	1.6%

90.9%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

June 30, 2014 (unaudited)

Electric Utilities	5.8%
Multi-Utilities	4.2%
Soft Drinks	3.9%
Integrated Telecommunication Services	3.8%
Asset Management & Custody Banks	3.7%
Specialized REIT’s	3.7%
Health Care REITs	3.6%
Paper Packaging	3.6%
Agricultural Products	3.2%
Tobacco	2.8%
Department Stores	2.7%
Office REIT’s	2.5%
Oil & Gas Refining & Marketing	2.5%
Aerospace & Defense	2.4%
Diversified Banks	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Industrial Machinery	2.1%
Oil & Gas Exploration & Production	2.1%
Casinos & Gaming	2.0%
Gas Utilities	1.9%
Commodity Chemicals	1.8%
Diversified Chemicals	1.8%
Household Appliances	1.8%
Housewares & Specialties	1.8%
Packaged Foods & Meats	1.8%
Property & Casualty Insurance	1.8%
Residential REIT’s	1.8%
Restaurants	1.8%
Computer & Electronics Retail	1.7%
Home Improvement Retail	1.7%
Insurance Brokers	1.7%
Pharmaceuticals	1.6%
Leisure Facilities	1.5%
Consumer Finance	1.4%
Mortgage REIT’s	1.4%
Internet Software & Services	1.3%
Railroads	1.2%
Office Services & Supplies	1.0%
Leisure Products	0.8%

90.9%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.8%)
9,400	Alaska Air Group, Inc.	$893,470
4,800	Aon PLC	432,432
3,000	Biogen Idec, Inc.†	945,930
19,800	Cedar Fair L.P.	1,047,420
14,600	Celgene Corp.†	1,253,848
22,200	Cognizant Technology Solutions Corp., Class A† (x)	1,085,802
22,000	CSX Corp.	677,820
6,300	Danaher Corp.	495,999
15,600	Discovery Communications, Inc., Class A†	1,158,768
5,600	Dril-Quip, Inc.†	611,744
44,400	Emergent Biosolutions, Inc.†	997,224
19,900	Encore Capital Group, Inc.† (a)	903,858
14,000	FMC Corp.	996,660
12,100	FMC Technologies, Inc.†	738,947
17,300	Home Depot, Inc.	1,400,608
14,400	Jarden Corp.†	854,640
8,700	Jazz Pharmaceuticals PLC†	1,278,987
20,700	Ligand Pharmaceuticals, Inc., Class B†	1,289,403
16,100	Lumber Liquidators Holdings, Inc.† (a)	1,222,795
8,000	Mastercard, Inc., Class A	587,760
41,700	Methode Electronics, Inc.	1,593,357
7,300	Mohawk Industries, Inc.†	1,009,882
7,700	Norfolk Southern Corp.	793,331
9,400	Oceaneering International, Inc.(x)	734,422
12,800	Packaging Corp. of America	915,072
9,800	Perrigo Co. PLC	1,428,448
6,500	Polaris Industries, Inc.	846,560
24,200	RigNet, Inc.†	1,302,444
21,200	Rogers Corp.†	1,406,620
7,300	Signature Bank†	921,114
36,700	Steel Dynamics, Inc.	658,765
8,700	Thor Industries, Inc.	494,769
6,100	Time Warner Cable, Inc.(x)	898,530
15,400	Tractor Supply Co.	930,160

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
28,800	VistaPrint NV† (a)	$1,165,248
18,300	Waddell & Reed Financial, Inc., Class A	1,145,397
12,400	Wyndham Worldwide Corp.	938,928

Total Common Stocks (Cost $32,179,018)		36,057,162
Collateral for Securities on Loan (5.2%)
1,934,864	State Street Navigator Prime Portfolio, 0.14%	1,934,864

Total Collateral for Securities on Loan (Cost $1,934,864)		1,934,864
Short-Term Investments (1.8%)
$642,490	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	642,490

Total Short-Term Investments (Cost $642,490)		642,490
Total Investments 104.8% (Cost $34,756,372)		38,634,516
Liabilities Less Other Assets (4.8)%		(1,761,186)

Net Assets 100.0%		$36,873,330

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(x)	All or a portion of the security is pledged as collateral for securities sold short.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2014 (UNAUDITED)

Shares	Short Security	Value
11,600	Amedisys, Inc.†	$194,184
225,000	Cincinnati Bell, Inc.†	884,250
14,200	Providence Service Corp.†	519,578

Total Securities Sold Short (Proceeds $1,414,474)		$1,598,012

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

June 30, 2014 (unaudited)

Consumer Discretionary	29.1%
Health Care	19.6%
Information Technology	15.8%
Financial	9.3%
Energy	9.2%
Industrials	7.8%
Materials	7.0%

97.8%

Percentages are based upon common stock as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

June 30, 2014 (unaudited)

Biotechnology	12.2%
Oil & Gas Equipment & Services	9.2%
Pharmaceuticals	7.4%
Home Improvement Retail	7.1%
Electronic Manufacturing Services	4.3%
Railroads	4.0%
Electronic Components	3.8%
Internet Software & Services	3.2%
Asset Management & Custody Banks	3.1%
Broadcasting	3.1%
IT Consulting & Other Services	2.9%
Leisure Facilities	2.8%
Diversified Chemicals	2.7%
Home Furnishings	2.7%
Hotels, Resorts & Cruise Lines	2.6%
Consumer Finance	2.5%
Paper Packaging	2.5%
Regional Banks	2.5%
Specialty Stores	2.5%
Airlines	2.4%
Cable & Satellite	2.4%
Housewares & Specialties	2.3%
Leisure Products	2.3%
Steel	1.8%
Data Processing & Outsourced Services	1.6%
Industrial Conglomerates	1.4%
Automobile Manufacturers	1.3%
Insurance Brokers	1.2%

97.8%

Percentages are based upon common stock as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.5%)
1,737	Akorn, Inc.†	$57,755
1,092	Ascena Retail Group, Inc.†	18,673
1,500	Brown & Brown, Inc.	46,065
379	Buffalo Wild Wings, Inc.†	62,804
966	Clearwater Paper Corp.†	59,622
391	Coherent, Inc.†	25,873
1,292	Conn’s, Inc.†	63,812
449	Curtiss-Wright Corp.	29,437
400	Dresser-Rand Group, Inc.†	25,492
285	Dril-Quip, Inc.†	31,133
2,688	Emergent Biosolutions, Inc.†	60,373
1,101	Encore Capital Group, Inc.†	50,007
285	FEI Co.	25,858
1,600	Finish Line, Inc., Class A	47,584
152	GameStop Corp., Class A	6,151
500	HB Fuller Co.	24,050
900	Innospec, Inc.	38,853
612	j2 Global, Inc.	31,126
1,700	Landec Corp.†	21,233
931	Ligand Pharmaceuticals, Inc., Class B†	57,992
600	LSB Industries, Inc.†	25,002
765	Lumber Liquidators Holdings, Inc.†	58,102
145	Methanex Corp.	8,958
1,871	Methode Electronics, Inc.	71,491
150	MTS Systems Corp.	10,164
520	PAREXEL International Corp.†	27,477
1,502	Perficient, Inc.†	29,244
453	Portfolio Recovery Associates, Inc.†	26,967
1,240	RigNet, Inc.†	66,737
960	Rogers Corp.†	63,696
270	SEI Investments Co.	8,848
557	Steven Madden, Ltd.†	19,105
525	SYNNEX Corp.†	38,246
1,001	Thor Industries, Inc.	56,927

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
516	Tidewater, Inc.	$28,973
1,505	VistaPrint NV†	60,892
582	Waddell & Reed Financial, Inc., Class A	36,427
604	Western Refining, Inc.	22,680
289	World Acceptance Corp.†	21,953

Total Common Stocks (Cost $1,380,315)		1,465,782
Short-Term Investments (1.0%)
$14,884	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	14,884

Total Short-Term Investments (Cost $14,884)		14,884
Total Investments 100.5% (Cost $1,395,199)		1,480,666
Liabilities Less Other Assets (0.5)%		(7,405)

Net Assets 100.0%		$1,473,261

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Country Composition

June 30, 2014 (unaudited)

United States	94.8%
Netherlands	4.1%
Canada	0.6%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Sector Composition

June 30, 2014 (unaudited)

Information Technology	24.3%
Consumer Discretionary	22.7%
Health Care	13.8%
Financial	12.9%
Materials	12.0%
Energy	11.8%
Industrials	2.0%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

June 30, 2014 (unaudited)

Oil & Gas Equipment & Services	10.3%
Internet Software & Services	8.2%
Biotechnology	8.0%
Specialty Chemicals	5.6%
Consumer Finance	4.9%
Electronic Manufacturing Services	4.9%
Computer & Electronics Retail	4.7%
Apparel Retail	4.5%
Electronic Components	4.3%
Electronic Equipment & Instruments	4.3%
Restaurants	4.3%
Paper Products	4.1%
Home Improvement Retail	4.0%
Automobile Manufacturers	3.9%
Pharmaceuticals	3.9%
Asset Management & Custody Banks	3.1%
Insurance Brokers	3.1%
Technology Distributors	2.6%
Aerospace & Defense	2.0%
Life Sciences Tools & Services	1.9%
Specialized Finance	1.8%
Diversified Chemicals	1.7%
Oil & Gas Refining & Marketing	1.5%
Footwear	1.3%
Commodity Chemicals	0.6%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (63.0%)
10,500	Accenture PLC, Class A	$848,820
3,800	Actavis PLC†	847,590
11,900	Apple, Inc.(x)	1,105,867
14,700	Atmos Energy Corp.	784,980
29,400	Avery Dennison Corp.	1,506,750
2,000	Biogen Idec, Inc.†	630,620
18,900	Bristow Group, Inc.	1,523,718
11,200	CBS Corp., Class B	695,968
10,000	CIGNA Corp.	919,700
25,200	CMS Energy Corp.	784,980
35,000	Comcast Corp., Class A(x)	1,878,800
33,100	ConAgra Foods, Inc.	982,408
8,800	Costco Wholesale Corp.	1,013,408
8,600	CSX Corp.	264,966
13,900	Discover Financial Services	861,522
7,200	Dril-Quip, Inc.†	786,528
7,900	Encore Capital Group, Inc.† (a)	358,818
13,000	Facebook, Inc., Class A†	874,770
20,800	Finish Line, Inc., Class A	618,592
15,200	FMC Corp.	1,082,088
8,900	Genesee & Wyoming, Inc., Class A†	934,500
10,000	Gilead Sciences, Inc.†	829,100
39,000	Healthcare Services Group, Inc.	1,148,160
20,100	Home Depot, Inc.(x)	1,627,296
2,200	International Business Machines Corp.(x)	398,794
25,000	International Paper Co.	1,261,750
22,600	Invesco, Ltd.	853,150
5,100	Laclede Group, Inc.	247,605
4,600	Lorillard, Inc.	280,462
10,000	Lumber Liquidators Holdings, Inc.† (a)	759,500
18,100	LyondellBasell Industries, Class A(x)	1,767,465
3,600	Marathon Petroleum Corp.	281,052
8,000	Mastercard, Inc., Class A	587,760
4,500	MAXIMUS, Inc.	193,590

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
7,000	McKesson Corp.	$1,303,470
18,300	Methanex Corp.	1,130,574
5,900	Norfolk Southern Corp.	607,877
28,300	Oceaneering International, Inc.(x)	2,211,079
1,700	Parker Hannifin Corp.	213,741
4,300	Phillips 66	345,849
10,000	Range Resources Corp.	869,500
17,400	Reynolds American, Inc.(x)	1,050,090
10,000	Signature Bank† (x)	1,261,800
4,900	Tractor Supply Co.	295,960
6,600	Travelers Cos., Inc.	620,862
3,800	Tupperware Brands Corp.	318,060
11,400	Tyco International, Ltd.	519,840
15,300	UIL Holdings Corp.	592,263
6,800	Union Pacific Corp.(x)	678,300
6,700	United Technologies Corp.(x)	773,515
5,000	Visa, Inc., Class A	1,053,550
18,000	Waddell & Reed Financial, Inc., Class A	1,126,620
16,500	Walt Disney Co.(x)	1,414,710
5,200	World Acceptance Corp.† (a)	394,992

Total Common Stocks (Cost $41,879,898)		46,323,729

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (19.6%)
$500,000	AIG Life Holdings, Inc.	6.63%	02/15/29	621,684
355,000	AIG Retirement	8.13%	04/28/23	460,561
828,000	Altria Group, Inc.	9.25%	08/06/19	1,100,315
1,156,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	1,508,580
500,000	Five Corners Funding Trust(b)	4.42%	11/15/23	527,166
270,000	FleetBoston Financial Corp.	6.70%	07/15/28	315,410
500,000	Fulton Capital Trust I Ltd.	6.29%	02/01/36	487,500
1,000,000	General Electric Capital Corp. / LJ VP Holdings LLC(b)	3.80%	06/18/19	1,062,231
500,000	Gibson Brands, Inc.(b)	8.88%	08/01/18	514,375
250,000	Goodman Networks, Inc.	12.13%	07/01/18	274,375
340,000	GRD Holdings III Corp.(b)	10.75%	06/01/19	380,800
961,868	Kiowa Power Partners LLC(b)	5.74%	03/30/21	1,044,128
2,165,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	2,321,962

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$250,000	Liberty Mutual Group, Inc.(b) (c)	7.00%	03/07/67	$265,000
500,000	MBIA, Inc.	6.63%	10/01/28	510,000
500,000	Pepco Holdings, Inc.	7.45%	08/15/32	649,438
500,000	Prudential Financial, Inc.(c)	8.88%	06/15/68	613,150
500,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	522,500
635,000	SESI LLC	7.13%	12/15/21	715,962
500,000	United Refining Co.	10.50%	02/28/18	546,250

Total Corporate Bonds (Cost $14,274,147)				14,441,387
U.S. Treasury Obligations (6.8%)
1,000,000	U.S. Treasury Note	0.50%	06/15/16	1,001,250
1,000,000	U.S. Treasury Note	0.25%	07/31/15	1,001,055
1,000,000	U.S. Treasury Note	0.63%	08/31/17	989,062
500,000	U.S. Treasury Note	2.75%	11/15/23	512,461
500,000	U.S. Treasury Note	0.38%	08/31/15	501,250
500,000	U.S. Treasury Note	1.25%	01/31/19	494,375
500,000	U.S. Treasury Note	1.38%	05/31/20	486,055

Total U.S. Treasury Obligations (Cost $4,973,888)				4,985,508

Shares or Principal Amount		Value
Closed-End Mutual Funds (4.3%)
115,000	American Strategic Income Portfolio, Inc. II	1,009,700
115,887	American Strategic Income Portfolio, Inc. III	848,293
31,052	BlackRock Enhanced Government Fund, Inc.	443,733
35,499	Delaware Investments Dividend & Income Fund, Inc.(a)	372,740
8,283	Nuveen California Dividend Advantage Municipal Fund	115,633
6,816	Tortoise Energy Infrastructure Corp.(a)	337,045

Total Closed-End Mutual Funds (Cost $2,983,378)		3,127,144

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (2.8%)
1,000,000	Drill Rigs Holdings, Inc.(b)	6.50%	10/01/17	1,022,500

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Interest Rate	Maturity Date	Value
$1,000,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	$1,070,000

Total Foreign Corporate Bonds (Cost $2,149,779)	2,092,500

Shares or Principal Amount	Value
Preferred Stocks (2.7%)
25,281	American Homes 4 Rent REIT, Series B(d)	622,165
12,255	CommonWealth REIT, Series E	315,934
6,125	Digital Realty Trust, Inc., Series E	155,942
36,044	Gramercy Property Trust, Inc. REIT, Series A	906,507

Total Preferred Stocks (Cost $1,992,908)	2,000,548

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Options Purchased (0.2%)
S+P 500 INDEX July 2014, 1800.00	100	11,000
S+P 500 INDEX, August 2014, 1850.00	150	100,500

Total Put Options Purchased (Cost $277,848)	111,500

Shares or Principal Amount	Value
Collateral for Securities on Loan (4.0%)
2,920,216	State Street Navigator Prime Portfolio, 0.14%	2,920,216

Total Collateral for Securities on Loan (Cost $2,920,216)	2,920,216
Short-Term Investments (1.3%)
$975,856	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/14	975,856

Total Short-Term Investments (Cost $975,856)	975,856
Total Investments 104.7% (Cost $72,427,918)	76,978,388
Liabilities Less Other Assets (4.7)%	(3,479,459)

Net Assets 100.0%	$73,498,929

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	All options have 100 shares per contract.
(x)	All or a portion of the security is pledged as collateral for securities sold short.
(a)	All or a portion of the security was on loan as of June 30, 2014.

SCHEDULE OF INVESTMENTS

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(d)	Preferred Stock - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2014.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

JUNE 30, 2014 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 INDEX July 2014, 1975.00	50	$35,000

Total Options Written (Premiums received $20,830)		$35,000

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

June 30, 2014 (unaudited)

Consumer Discretionary	10.2%
Financial	10.1%
Industrials	9.1%
Energy	8.3%
Materials	7.1%
Information Technology	6.9%
Health Care	6.2%
Consumer Staples	4.5%
Utilities	3.3%

65.7%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

June 30, 2014 (unaudited)

Oil & Gas Equipment & Services	6.2%
Commodity Chemicals	3.9%
Railroads	3.4%
Home Improvement Retail	3.2%
Asset Management & Custody Banks	2.7%
Cable & Satellite	2.6%
Consumer Finance	2.2%
Data Processing & Outsourced Services	2.2%
Biotechnology	2.0%
IT Consulting & Other Services	2.0%
Office Services & Supplies	2.0%
Movies & Entertainment	1.9%
Health Care Distributors	1.8%
Office REIT’s	1.8%
Tobacco	1.8%
Paper Products	1.7%
Regional Banks	1.7%
Diversified Support Services	1.6%
Diversified Chemicals	1.5%
Technology Hardware, Storage & Peripherals	1.5%
Gas Utilities	1.4%
Hypermarkets & Super Centers	1.4%
Packaged Foods & Meats	1.3%
Internet Software & Services	1.2%
Managed Health Care	1.2%
Oil & Gas Exploration & Production	1.2%
Pharmaceuticals	1.2%
Aerospace & Defense	1.1%
Multi-Utilities	1.1%
Other Industries (each less than 1%)	6.9%

65.7%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Credit Diversification

June 30, 2014 (unaudited)

Aaa	6.8%
A1	1.4%
Baa1	3.6%
Baa2	0.8%
Baa3	9.1%
Ba1	0.7%
Ba2	1.0%
Ba3	0.7%
B1	1.4%
B2	2.6%
B3	1.1%

29.2%

Percentages are based upon U.S Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (formerly, the ICON Asia-Pacific Region Fund) (“Emerging Markets Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

All Funds, except the Opportunities Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2014, The ICON Fund has significant weightings in the Consumer Discretionary sector, the ICON Long/Short Fund has a significant weighting in the Consumer Discretionary sector and the Europe Fund has a significant weighting in Germany, the ICON Energy Fund has a significant weighting in the Oil & Gas Equipment & Services and Oil & Gas Exploration & Production industries, and the ICON Utilities Fund has a significant weighting in the Electric Utilities and the Multi-Utilities industries.

The Opportunities Fund may have a significant concentration of risk as two Shareholders whom are both related parties to the Fund, own 13.8% and 9.8% percent of the net assets of the Fund. Such concentration of Shareholders’ interests could have a material effect on the Fund in the event this Shareholder requests to redeem substantial amounts of capital at the same time.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2014:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$44,812,773	$—	$—	$44,812,773
Collateral for Securities on Loan	—	6,272,810	—	6,272,810
Short-Term Investments	—	2,519,895	—	2,519,895

Total	$44,812,773	$8,792,705	$—	$53,605,478

ICON Consumer Staples Fund*
Assets
Common Stocks	$39,201,642	$—	$—	$39,201,642
Short-Term Investments	—	240,639	—	240,639

Total	$39,201,642	$240,639	$—	$39,442,281

ICON Energy Fund*
Assets
Common Stocks	$763,212,670	$—	$—	$763,212,670
Collateral for Securities on Loan	—	19,584,832	—	19,584,832
Short-Term Investments	—	25,308,976	—	25,308,976

Total	$763,212,670	$44,893,808	$—	$808,106,478

ICON Financial Fund*
Assets
Common Stocks	$19,382,648	$—	$—		$19,382,648
Collateral for Securities on Loan	—	1,526,450	—		1,526,450
Short-Term Investments	—	3,463,788	—		3,463,788

Total	$19,382,648	$4,990,238	$—		$24,372,886

ICON Healthcare Fund*
Assets
Common Stocks	$76,690,916	$—	$—		$76,690,916
Short-Term Investments	—	25,981,361	—		25,981,361

Total	$76,690,916	$25,981,361	$—		$102,672,277

ICON Industrials Fund*
Assets
Common Stocks	$33,230,492	$—	$—		$33,230,492
Collateral for Securities on Loan	—	510,750	—		510,750
Short-Term Investments	—	2,267,212	—		2,267,212

Total	$33,230,492	$2,777,962	$—		$36,008,454

ICON Information Technology Fund*
Assets
Common Stocks	$54,476,466	$—	$—		$54,476,466
Collateral for Securities on Loan	—	2,015,331	—		2,015,331
Short-Term Investments	—	3,227,915	—		3,227,915

Total	$54,476,466	$5,243,246	$—		$59,719,712

ICON Materials Fund*
Assets
Common Stocks	$93,133,255	$—	$—		$93,133,255
Short-Term Investments	—	3,719,418	—		3,719,418

Total	$93,133,255	$3,719,418	$—		$96,852,673

ICON Utilities Fund*
Assets
Common Stocks	$36,359,017	$—	$—		$36,359,017
Collateral for Securities on Loan	—	1,128,318	—		1,128,318
Short-Term Investments	—	695,922	—		695,922

Total	$36,359,017	$1,824,240	$—		$38,183,257

ICON Emerging Markets Fund*
Assets
Common Stocks
South Korea	$—	$2,288,463	$—		$2,288,463
Hong Kong	—	1,594,939	0	**	1,594,939
India	—	1,565,375	—		1,565,375
China	—	1,169,331	—		1,169,331
Other Countries	610,678	1,887,736	—		2,498,414
Short-Term Investments	—	2,072,455	—		2,072,455

Total	$610,678	$10,578,299	$0		$11,188,977

ICON Europe Fund*
Assets
Common Stocks
Germany	$—	$1,340,169	$—		$1,340,169
France	—	921,831	—		921,831
United Kingdom	—	723,216	—		723,216
Switzerland	—	332,481	—		332,481
Sweden	—	289,032	—		289,032
Other Countries	50,336	569,251	—		619,587
Preferred Stocks
Germany	—	59,613	—		59,613
Collateral for Securities on Loan	—	225,916	—		225,916
Short-Term Investments	—	893,197	—		893,197

Total	$50,336	$5,354,706	$—		$5,405,042

ICON International Equity Fund*
Assets
Common Stocks
Germany	$—	$14,747,592	$—		$14,747,592
France	373,288	10,894,157	—		11,267,445
Hong Kong	—	—	0	**	0
United Kingdom	—	8,823,007	—		8,823,007
Australia	—	6,208,713	—		6,208,713
South Korea	—	5,796,469	—		5,796,469
Other Countries	5,645,582	33,381,066	—		39,026,648
Preferred Stocks
Other Countries	437,882	1,928,885	—		2,366,767
Collateral for Securities on Loan	—	5,863,145	—		5,863,145
Short-Term Investments	—	8,356,917	—		8,356,917

Total	$6,456,752	$95,999,951	$0		$102,456,703

ICON Bond Fund*
Assets
Corporate Bonds	$—	$51,432,998	$—		$51,432,998
U.S. Treasury Obligations	—	15,537,851	—		15,537,851
Foreign Corporate Bonds	—	6,260,000	—		6,260,000
Closed-End Mutual Funds	8,871,482	—	—		8,871,482
Preferred Stocks	6,928,637	—	—		6,928,637
Collateral for Securities on Loan	—	3,682,734	—		3,682,734
Short-Term Investments	—	6,607,563	—		6,607,563

Total	$15,800,119	$83,521,146	$—		$99,321,265

ICON Equity Income Fund*
Assets
Common Stocks	$20,313,112	$—	$—		$20,313,112
Preferred Stocks	1,486,885	—	—		1,486,885
Convertible Preferred Stocks	929,245	—	—		929,245
Corporate Bonds	—	685,438	—		685,438
Foreign Corporate Bonds	—	535,000	—		535,000
Collateral for Securities on Loan	—	2,010,250	—		2,010,250
Short-Term Investments	—	1,724,346	—		1,724,346

Total	$22,729,242	$4,955,034	$—		$27,684,276

ICON Fund*
Assets
Common Stocks	$36,865,862	$—	$—	$36,865,862
Collateral for Securities on Loan	—	1,948,471	—	1,948,471
Short-Term Investments	—	36,628	—	36,628

Total	$36,865,862	$1,985,099	$—	$38,850,961

ICON Long/Short Fund*
Assets
Common Stocks	$36,057,162	$—	$—	$36,057,162
Collateral for Securities on Loan	—	1,934,864	—	1,934,864
Short-Term Investments	—	642,490	—	642,490

Total	$36,057,162	$2,577,354	$—	$38,634,516

Liabilities
Securities Sold Short
Common Stock	$(1,598,012)	$—	$—	$(1,598,012)

Total	$(1,598,012)	$—	$—	$(1,598,012)

ICON Opportunities Fund*
Assets
Common Stocks	$1,465,782	$—	$—	$1,465,782
Short-Term Investments	—	14,884	—	14,884

Total	$1,465,782	$14,884	$—	$1,480,666

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$46,323,729	$—	$—	$46,323,729
Corporate Bonds	—	14,441,387	—	14,441,387
U.S. Treasury Obligations	—	4,985,508	—	4,985,508
Closed-End Mutual Funds	3,127,144	—	—	3,127,144
Foreign Corporate Bonds	—	2,092,500	—	2,092,500
Preferred Stocks	2,000,548	—	—	2,000,548
Put Options Purchased	111,500	—	—	111,500
Collateral for Securities on Loan	—	2,920,216	—	2,920,216
Short-Term Investments	—	975,856	—	975,856

Total	$51,562,921	$25,415,467	$—	$76,978,388

Liabilities
Written Call Options	$(35,000)	$—	$—	$(35,000)

Total	$(35,000)	$—	$—	$(35,000)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

For the period ended June 30, 2014, there was no transfer activity between Level 1 and Level 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2014 for the Emerging Markets Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Emerging Markets Fund
Beginning balance 9/30/13	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance June 30, 2014	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at June 30, 2014	$—

ICON International Equity Fund
Beginning balance 9/30/13	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance June 30, 2014	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at June 30, 2014	$—

*	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the period ended June 30, 2014.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2014 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2014, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended June 30, 2014, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received

Options outstanding, beginning of period	75	$175,547
Options written during period	825	1,490,187
Options closed during period	(850)	(1,644,904)

Options outstanding, end of period	50	$20,830

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2014, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

As of June 30, 2014, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	6,159,384	6,272,810
ICON Energy Fund	19,265,466	19,584,832
ICON Financial Fund	1,495,393	1,526,450
ICON Industrials Fund	492,590	510,750
ICON Information Technology Fund	1,986,330	2,015,331
ICON Utilities Fund	1,099,476	1,128,318
ICON Europe Fund	214,008	225,916
ICON International Equity Fund	5,591,240	5,863,145
ICON Bond Fund	3,563,301	3,682,734
ICON Equity Income Fund	1,968,440	2,010,250
ICON Fund	1,918,371	1,948,471
ICON Long/Short Fund	1,889,515	1,934,864
ICON Risk-Managed Balanced Fund	2,850,956	2,920,216

Income Taxes

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Consumer Staples Fund, the Utilities Fund, the Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

In May 2014, the ICON Board of Trustees determined that in the best interest of the ICON Europe Fund shareholders, the ICON Europe Fund should be dissolved and liquidated. As such, effective August 11, 2014, the ICON Europe Fund will no longer accept new money and on September 15, 2014, the ICON Europe Fund will redeem all existing shareholders and liquidate. Please refer to the shareholder notice for additional information, which is available at www.InvestwithICON.com.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 19, 2014

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer (Principal Financial Officer and Treasurer)

Date August 19, 2014

*	Print the name and title of each signing officer under his or her signature.